Significant Accounting Policies and Recent Accounting Pronouncements:	6 Months Ended
Jun. 30, 2020
Significant Accounting Policies and Recent Accounting Pronouncements
Significant Accounting Policies and Recent Accounting Pronouncements:

2. Significant Accounting Policies and Recent Accounting Pronouncements:

A summary of the Partnership’s significant accounting policies can be found in the Partnership’s consolidated financial statements included in the Annual Report on Form 20-F for the year ended December 31, 2019, filed with the Securities and Exchange Commission on April 16, 2020. There have been no material changes to these policies in the six month period ended June 30, 2020, except for as discussed below:

Derivative Financial Instruments: The Partnership entered into an interest rate swap contract to manage its exposure to fluctuations of interest rate risks associated with its loan facility. The interest rate swap did not meet the applicable criteria for hedge accounting under ASC 815, including the criteria specific to a cash flow hedge. Therefore, interest paid or received under the respective undesignated swap agreement is recognized in the earnings in Loss from derivative financial instrument. The undesignated interest rate swap is recognized in the interim condensed consolidated financial statements at its fair value, and the gain or loss from changes in the fair value are reported in earnings in the period in which those fair value changes occur in Loss from derivative financial instrument.

New Accounting Pronouncements – Adopted

  On January 1, 2020, the Partnership adopted ASU No. 2016-13—Financial Instruments—Credit Losses (Topic 326)—Measurement of Credit Losses on Financial Instruments, which amends guidance on reporting credit losses for assets held at amortized cost basis and available for sale debt securities, using the modified retrospective method. This new guidance is amended by: ASU 2018-19, “Codification Improvements to Topic 326, Financial Instruments—Credit Losses”, which clarify that receivables arising from operating leases are not within the scope of Subtopic 326-20 and should be accounted for in accordance with Topic 842, Leases; ASU 2019-04, “Codification Improvements to Topic 326, Financial Instruments—Credit Losses, Financial Instruments—Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825 Financial Instruments”, the amendments of which clarify the modification of accounting for available for sale debt securities excluding applicable accrued interest, which must be individually assessed for credit losses when fair value is less than the amortized cost basis; ASU 2019-05, “Codification Improvements to Topic 326, Financial Instruments—Credit Losses, Financial Instruments—Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825 Financial Instruments”, the amendments of which provide entities that have certain instruments within the scope of Subtopic 326-20, Financial Instruments—Credit Losses—Measured at Amortized Cost, with an option to irrevocably elect the fair value option in Subtopic 825-10, Financial Instruments—Overall, applied on an instrument-by-instrument basis for eligible instruments, upon adoption of Topic 326. The fair value option election does not apply to held-to-maturity debt securities. The adoption of this new accounting guidance did not have a material impact on the Partnership’s consolidated financial statements and related disclosures.

  On January 1, 2020, the Partnership adopted ASU 2018-13, “Fair Value Measurement (Topic 820)—Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement”, which improves the effectiveness of fair value measurement disclosures. In particular, the amendments in this Update modify the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurement, based on the concepts in FASB Concepts Statement, Conceptual Framework for Financial Reporting—Chapter 8: Notes to Financial Statements, including the consideration of costs and benefits. The amendments in the Update apply to all entities that are required under existing GAAP to make disclosures about recurring and non-recurring fair value measurements. The amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements and the narrative description of measurement uncertainty should be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption. All other amendments should be applied retrospectively to all periods presented upon their effective date. The adoption of this new accounting guidance did not have a material impact on the Partnership’s consolidated financial statements and related disclosures.

On January 1, 2020, the Partnership adopted ASU No. 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities (ASU No. 2017-12), which amends and simplifies existing guidance in order to allow companies to more accurately present the economic effects of risk management activities in the consolidated financial statements and ASU 2018-16, “Derivatives and Hedging (Topic 815)—Inclusion of the Secured Overnight Financing Rate (SOFR) Overnight Index Swap (OIS) Rate as a Benchmark Interest Rate for Hedge Accounting Purposes”, which permits the use of the OIS rate based on SOFR as a U.S. benchmark interest rate for hedge accounting purposes under Topic 815 in addition to the UST, the LIBOR swap rate, the OIS rate based on the Fed Funds Effective Rate and the SIFMA Municipal Swap Rate, as further amended through ASU 2019-04, “Codification Improvements to Topic 326, Financial Instruments—Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825 Financial Instruments”. The adoption of this new accounting guidance had no effect on the Partnership’s consolidated financial statements.

Recent Accounting Pronouncements Not Yet Adopted

  In March 2020, the FASB issued ASU 2020-04, "Facilitation of the Effects of Reference Rate Reform on Financial Reporting (Topic 848)" which is intended to provide temporary optional expedients and exceptions to U.S. GAAP guidance on contracts, hedge accounting and other transactions affected by the expected market transition from the London Interbank Offered Rate (LIBOR) and other interbank offered rates to alternative reference rates. This ASU is effective for all entities beginning on March 12, 2020 through December 31, 2022. The Partnership's Management is currently evaluating the impact that this guidance may have on its consolidated financial statements and related disclosures.